Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 92.50%
Communication services: 0.29%
Entertainment: 0.29%
Lions Gate Entertainment Corp. Class B†	296,652	$2,210,057
Consumer discretionary: 8.97%
Automobile components: 0.66%
Fox Factory Holding Corp.†	46,014	5,098,811
Broadline retail: 0.90%
Ollie’s Bargain Outlet Holdings, Inc.†	90,720	6,992,698
Hotels, restaurants & leisure: 2.71%
Bowlero Corp.†	190,179	2,091,969
International Game Technology PLC	413,527	13,241,134
Papa John’s International, Inc.	74,771	5,660,165
		20,993,268
Household durables: 0.84%
Skyline Champion Corp.†	90,827	6,473,240
Leisure products: 0.63%
Topgolf Callaway Brands Corp.†	281,023	4,901,041
Specialty retail: 3.23%
Academy Sports & Outdoors, Inc.	112,524	6,140,435
Boot Barn Holdings, Inc.†	56,852	5,216,171
Burlington Stores, Inc.†	28,898	4,688,989
Five Below, Inc.†	39,852	6,852,950
Monro, Inc.	65,293	2,137,693
		25,036,238
Consumer staples: 4.82%
Consumer staples distribution & retail : 1.12%
Performance Food Group Co.†	139,532	8,669,123
Food products: 1.95%
Lamb Weston Holdings, Inc.	71,604	6,974,946
SunOpta, Inc.†	561,842	2,466,486
TreeHouse Foods, Inc.†	122,906	5,717,587
		15,159,019
Personal care products: 1.75%
elf Beauty, Inc.†	97,720	13,554,741
Energy: 1.59%
Energy equipment & services: 1.00%
ChampionX Corp.	213,923	7,720,481
Oil, gas & consumable fuels: 0.59%
Callon Petroleum Co.†	117,650	4,615,410
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Financials: 9.13%
Banks: 0.90%
Triumph Financial, Inc.†	109,319	$7,021,559
Capital markets: 2.60%
Evercore, Inc. Class A	53,515	7,494,776
Stifel Financial Corp.	137,660	8,950,653
Virtu Financial, Inc. Class A	197,078	3,693,242
		20,138,671
Financial services: 1.67%
Essent Group Ltd.	129,372	6,497,062
WEX, Inc.†	32,802	6,435,096
		12,932,158
Insurance: 3.96%
BRP Group, Inc. Class A†	367,513	9,772,171
Palomar Holdings, Inc.†	96,398	4,917,262
Ryan Specialty Holdings, Inc.†	206,226	10,053,518
Skyward Specialty Insurance Group, Inc.†	243,457	5,920,874
		30,663,825
Health care: 21.84%
Biotechnology: 6.36%
Amicus Therapeutics, Inc.†	399,243	5,118,295
Avid Bioservices, Inc.†	226,584	2,673,691
Blueprint Medicines Corp.†	87,689	4,372,174
Cytokinetics, Inc.†	123,592	4,318,305
Dynavax Technologies Corp.†	369,875	5,311,405
Insmed, Inc.†	203,914	4,463,678
Ionis Pharmaceuticals, Inc.†	84,046	3,384,532
Myriad Genetics, Inc.†	168,154	3,001,549
Neurocrine Biosciences, Inc.†	47,329	5,153,655
Sarepta Therapeutics, Inc.†	27,021	3,269,811
SpringWorks Therapeutics, Inc.†	95,478	2,690,570
Syndax Pharmaceuticals, Inc.†	131,420	2,432,584
Ultragenyx Pharmaceutical, Inc.†	83,684	3,078,734
		49,268,983
Health care equipment & supplies: 6.47%
Axonics, Inc.†	119,355	6,839,041
CONMED Corp.	65,879	7,342,873
Glaukos Corp.†	76,076	5,716,351
Haemonetics Corp.†	72,541	6,509,104
iRhythm Technologies, Inc.†	44,223	4,571,332
Omnicell, Inc.†	96,172	5,468,340
Silk Road Medical, Inc.†	202,788	3,917,864
Tandem Diabetes Care, Inc.†	145,724	3,987,009
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
TransMedics Group, Inc.†	51,259	$3,364,128
Treace Medical Concepts, Inc.†	157,451	2,448,363
		50,164,405
Health care providers & services: 2.14%
HealthEquity, Inc.†	86,280	5,828,214
Privia Health Group, Inc.†	152,877	4,013,021
U.S. Physical Therapy, Inc.	66,579	6,713,161
		16,554,396
Health care technology: 2.02%
Evolent Health, Inc. Class A†	213,765	5,453,145
Phreesia, Inc.†	194,924	5,549,486
Veradigm, Inc.†	349,025	4,669,955
		15,672,586
Life sciences tools & services: 3.97%
Adaptive Biotechnologies Corp.†	261,478	1,770,206
Avantor, Inc.†	452,635	9,799,548
Azenta, Inc.†	67,459	3,806,711
BioLife Solutions, Inc.†	206,001	2,721,273
ICON PLC†	48,709	12,661,418
		30,759,156
Pharmaceuticals: 0.88%
Axsome Therapeutics, Inc.†	60,756	4,909,085
Ventyx Biosciences, Inc.†	56,515	1,893,252
		6,802,337
Industrials: 23.35%
Aerospace & defense: 0.58%
Kratos Defense & Security Solutions, Inc.†	279,502	4,497,187
Air freight & logistics: 0.74%
GXO Logistics, Inc.†	89,428	5,720,709
Building products: 3.36%
Advanced Drainage Systems, Inc.	54,471	6,981,003
AZEK Co., Inc. Class A†	156,006	5,305,764
Masonite International Corp.†	76,248	7,831,432
Zurn Elkay Water Solutions Corp. Class C	201,043	5,954,894
		26,073,093
Commercial services & supplies: 1.57%
Montrose Environmental Group, Inc.†	136,913	5,262,936
Openlane, Inc.†	246,531	3,848,349
RB Global, Inc.	49,238	3,038,969
		12,150,254
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Construction & engineering: 1.63%
Dycom Industries, Inc.†	63,146	$6,310,180
MYR Group, Inc.†	44,663	6,345,272
		12,655,452
Electrical equipment: 1.91%
Atkore, Inc.†	40,569	6,246,409
Generac Holdings, Inc.†	30,985	3,681,328
Vicor Corp.†	71,641	4,855,110
		14,782,847
Ground transportation: 1.57%
Knight-Swift Transportation Holdings, Inc.	107,984	5,919,683
Schneider National, Inc. Class B	216,049	6,245,977
		12,165,660
Machinery: 2.69%
Chart Industries, Inc.†	40,718	7,352,857
SPX Technologies, Inc.†	105,802	8,360,474
Wabash National Corp.	228,686	5,156,869
		20,870,200
Professional services: 7.65%
ASGN, Inc.†	106,220	8,727,035
Clarivate PLC†	542,369	4,029,802
FTI Consulting, Inc.†	49,074	9,118,931
ICF International, Inc.	76,238	10,296,704
KBR, Inc.	173,296	10,661,170
SS&C Technologies Holdings, Inc.	171,765	9,862,746
Verra Mobility Corp.†	368,387	6,553,605
		59,249,993
Trading companies & distributors: 1.65%
Boise Cascade Co.	57,600	6,299,712
Core & Main, Inc. Class A†	198,247	6,510,432
		12,810,144
Information technology: 18.94%
Communications equipment: 1.76%
Ciena Corp.†	172,816	8,637,344
Lumentum Holdings, Inc.†	92,996	5,033,873
		13,671,217
Electronic equipment, instruments & components: 1.93%
Itron, Inc.†	78,564	5,374,563
PAR Technology Corp.†	107,034	4,653,838
Rogers Corp.†	34,304	4,957,271
		14,985,672
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.12%
Onto Innovation, Inc.†	45,154	$6,275,503
Silicon Motion Technology Corp. ADR	26,591	1,444,157
Synaptics, Inc.†	33,415	2,925,149
Teradyne, Inc.	53,496	5,770,614
		16,415,423
Software: 12.48%
Bills Holdings, Inc.†	33,839	3,901,637
Box, Inc. Class A†	342,535	9,070,327
Confluent, Inc. Class A†	167,304	5,536,089
CyberArk Software Ltd.†	48,444	8,043,642
DoubleVerify Holdings, Inc.†	150,495	5,088,236
HashiCorp, Inc. Class A†	164,895	4,808,338
Jamf Holding Corp.†	354,572	5,978,084
JFrog Ltd.†	255,191	7,321,430
LiveRamp Holdings, Inc.†	157,554	5,095,296
Nutanix, Inc. Class A†	225,939	7,026,703
PagerDuty, Inc.†	242,288	6,241,339
PTC, Inc.†	94,285	13,875,923
Sprout Social, Inc. Class A†	99,908	5,349,074
Varonis Systems, Inc.†	177,818	5,677,729
Zuora, Inc. Class A†	406,432	3,702,596
		96,716,443
Technology hardware, storage & peripherals: 0.65%
Pure Storage, Inc. Class A†	137,176	5,019,270
Materials: 2.85%
Chemicals: 2.22%
Element Solutions, Inc.	534,925	11,030,154
Orion Engineered Carbons SA	273,439	6,185,190
		17,215,344
Metals & mining: 0.63%
Steel Dynamics, Inc.	45,582	4,858,585
Real estate: 0.72%
Hotel & resort REITs: 0.72%
Ryman Hospitality Properties, Inc.	65,257	5,548,803
Total common stocks (Cost $497,327,932)		716,808,499
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.29%
Investment companies: 4.29%
Allspring Government Money Market Fund Select Class♠∞		5.26%	33,243,536	$33,243,536
Total short-term investments (Cost $33,243,536)				33,243,536
Total investments in securities (Cost $530,571,468)	96.79%			750,052,035
Other assets and liabilities, net	3.21			24,859,010
Total net assets	100.00%			$774,911,045

†	Non-income-earning security.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,796,664	$54,565,792	$(44,118,920)	$0	$0	$33,243,536	33,243,536	$281,340
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,210,057	$0	$0	$2,210,057
Consumer discretionary	69,495,296	0	0	69,495,296
Consumer staples	37,382,883	0	0	37,382,883
Energy	12,335,891	0	0	12,335,891
Financials	70,756,213	0	0	70,756,213
Health care	169,221,863	0	0	169,221,863
Industrials	180,975,539	0	0	180,975,539
Information technology	146,808,025	0	0	146,808,025
Materials	22,073,929	0	0	22,073,929
Real estate	5,548,803	0	0	5,548,803
Short-term investments
Investment companies	33,243,536	0	0	33,243,536
Total assets	$750,052,035	$0	$0	$750,052,035
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Growth Portfolio | 7